Revenues by Product Lines (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Total revenues		$ 1,994.8	$ 1,916.5	$ 1,854.7
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		455.9	468.5	506.0
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	54.9	57.1	53.0
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		510.8	525.6	559.0
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		610.3	542.3	480.4
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 873.7	$ 848.6	$ 815.3

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.